Fair Value Measurements (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account – money market fund	$ 349,942,773	$ 345,044,341
Liabilities:
Derivative warrant liabilities – Public	10,781,250	12,937,500
Derivative warrant liabilities – Private Placement
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account – money market fund
Liabilities:
Derivative warrant liabilities – Public
Derivative warrant liabilities – Private Placement
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account – money market fund
Liabilities:
Derivative warrant liabilities – Public
Derivative warrant liabilities – Private Placement	$ 14,051,190	$ 17,140,250